Time charter revenues and related contract balances (Tables)	9 Months Ended
Sep. 30, 2019
Time charter revenues and related contract balances
Summary of disaggregated revenue

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and nine months ended September 30, 2019 and 2018:

	Three months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$22,602	6,476	—	29,078	(6,476)	$22,602
Time charter service revenues, excluding amortization	15,296	3,710	—	19,006	(3,710)	15,296
Amortization of above market contract intangibles	(916)	—	—	(916)	—	(916)
Amortization of deferred revenue for modifications & drydock	—	634	—	634	(634)	—
Total revenues (4)	$36,982	10,820	—	47,802	(10,820)	$36,982

	Three months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization	$22,776	6,476	—	29,252	(6,476)	$22,776
Time charter service revenues, excluding amortization	15,441	3,412	—	18,853	(3,412)	15,441
Amortization of above market contract intangibles	(916)	—	—	(916)	—	(916)
Amortization of deferred revenue for modifications & drydock	—	574	—	574	(574)	—
Other revenue (3)	3	—	—	3	—	3
Total revenues (4)	$37,304	10,462	—	47,766	(10,462)	$37,304

	Nine months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$66,216	19,215	—	85,431	(19,215)	$66,216
Time charter service revenues, excluding amortization	43,334	10,700	—	54,034	(10,700)	43,334
Amortization of above market contract intangibles	(2,716)	—	—	(2,716)	—	(2,716)
Amortization of deferred revenue for modifications & drydock	—	1,986	—	1,986	(1,986)	—
Other revenue (3)	64	—	—	64	—	64
Total revenues (4)	$106,898	31,901	—	138,799	(31,901)	$106,898

	Nine months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization	$66,921	19,215	—	86,136	(19,215)	$66,921
Time charter service revenues, excluding amortization	43,490	11,068	—	54,558	(11,068)	43,490
Amortization of above market contract intangibles	(2,716)	—	—	(2,716)	—	(2,716)
Amortization of deferred revenue for modifications & drydock	—	1,750	—	1,750	(1,750)	—
Other revenue (3)	1,103	—	—	1,103	—	1,103
Total revenues (4)	$108,798	32,033	—	140,831	(32,033)	$108,798
(1)

Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.

(2)	The direct financing lease revenues comprise about one-fourth of the total lease revenues for the three and nine months ended September 30, 2019.
(3)

Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 11 and 14.

(4)

Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule of consolidated receivables between lease and service components

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Trade receivable for lease	$5,408	$2,898
Trade receivable for time charter services	3,380	2,658
Total trade receivable and amounts due from affiliates	$8,788	$5,556

Summary of contract assets, contract liabilities and refund liabilities to customers

The following tables summarize the consolidated contract assets, contract liabilities and refund liabilities to customers for the nine months ended September 30, 2019 and for the year ended December 31, 2018:

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2019	$7,517	(7,517)	—	$(1,834)
Additions	—	—	171	(721)
Reduction for receivables recorded	(624)	—	—	—
Reduction for revenue recognized (excluding amortization)	—	624	—	—
Repayments of refund liabilities to charterer	—	—	—	1,188
Balance September 30, 2019	6,893	(6,893)	171	(1,367)
Netting of contract asset and contract liability	(6,893)	6,893	—	—
Balance reflected in balance sheet September 30, 2019	$—	—	171	$(1,367)

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2018	$8,326	(8,326)	303	$(6,187)
Additions	—	—	—	(1,747)
Reduction for receivables recorded	(809)	—	(303)	—
Reduction for revenue recognized (excluding amortization)	—	809	—	—
Reduction for revenue recognized from previous years	—	—	—	2,772
Repayments of refund liabilities to charterer	—	—	—	3,328
Balance December 31, 2018	7,517	(7,517)	—	(1,834)
Netting of contract asset and contract liability	(7,517)	7,517	—	—
Balance reflected in balance sheet December 31, 2018	$—	—	—	$(1,834)

Summary of minimum contractual future revenues

As of September 30, 2019, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2019 (excluding the nine months ended September 30, 2019)	$8,669	23,073	$31,742
2020	24,880	71,100	95,980
2021	19,703	59,903	79,606
2022	19,703	59,903	79,606
2023	19,703	59,903	79,606
2024	19,703	59,903	79,606
Thereafter	116,386	346,369	462,755
Total	$228,747	680,154	$908,901
Operating lease		$239,414
Direct financing lease		440,740
Discounting effect		(306,759)
Direct financing lease receivable		$133,981

Summary of direct financing lease

The direct financing lease is reflected on the consolidated balance sheets as net investment in direct financing lease, including the direct financing lease receivable and unguaranteed residual value, as follows:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,824	297,824
Principal repayment and amortization	(17,843)	(14,751)
Net investment in direct financing lease at period end	279,981	283,073
Less: Current portion	(4,452)	(4,168)
Long term net investment in direct financing lease	$275,529	$278,905

Net investment in direct financing lease consists of:
Direct financing lease receivable	$133,981	$137,073
Unguaranteed residual value	146,000	146,000
Net investment in direct financing lease at period end	$279,981	$283,073